Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Gross Carrying Amount	$ 62.5	$ 62.5
Accumulated Amortization	41.7	36.8
Total other intangibles assets, net	20.8	25.7
LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	1,963.5	1,963.5
Accumulated Amortization	1,126.7	971.7
Total other intangibles assets, net	836.8	991.8
Customer Relationships
Gross Carrying Amount	31.0	31.0
Accumulated Amortization	14.1	12.1
Total other intangibles assets, net	16.9	18.9
Customer Relationships | LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	1,852.0	1,852.0
Accumulated Amortization	1,087.1	942.9
Total other intangibles assets, net	764.9	909.1
Trademarks and Trade Names
Gross Carrying Amount	7.6	7.6
Accumulated Amortization	4.0	3.0
Total other intangibles assets, net	3.6	4.6
Trademarks and Trade Names | LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	87.6	87.6
Accumulated Amortization	16.0	7.1
Total other intangibles assets, net	71.6	80.5
Other
Gross Carrying Amount	23.9	23.9
Accumulated Amortization	23.6	21.7
Total other intangibles assets, net	0.3	2.2
Other | LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	23.9	23.9
Accumulated Amortization	23.6	21.7
Total other intangibles assets, net	$ 0.3	$ 2.2